FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Balance
Change in fair value of call spread	¥ 39,894,282	¥ 63,386,902	¥ (164,516,127)
Balance	¥ 7,277,406
Call spread options [Member]
Derivative [Line Items]
Balance
Purchase of call spread	¥ 7,647,843
Change in fair value of call spread	(370,437)
Balance	¥ 7,277,406